VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 10.8%
Capricorn Metals Ltd. * 17,664,720 $ 154,033,387
Evolution Mining Ltd. † 60,048,896 428,739,522
Genesis Minerals Ltd. * † 42,312,812 163,933,350
Northern Star Resources Ltd. 63,544,535 993,841,767
Perseus Mining Ltd. 58,458,995 188,376,190
Ramelius Resources Ltd. † ‡ 105,187,815 268,353,314
West African Resources
Ltd. * 33,858,243 85,856,681
Westgold Resources Ltd. † 39,766,683 117,420,727
2,400,554,938
Brazil : 4.8%
Wheaton Precious Metals
Corp. (USD) † 9,485,816 1,060,893,661
Underline
Burkina Faso : 1.7%
IAMGOLD Corp. (USD) * ‡ 29,255,300 378,271,029
Underline
Canada : 46.5%
Agnico Eagle Mines Ltd.
(USD) † 10,538,512 1,776,371,583
Alamos Gold, Inc. (USD) † ‡ 22,368,926 779,780,760
Artemis Gold, Inc. * 9,571,723 251,022,116
B2Gold Corp. (USD) † 64,201,353 317,796,697
Barrick Mining Corp. (USD) 33,930,826 1,111,913,168
Equinox Gold Corp. (USD) *
† ‡ 41,320,069 463,611,174
First Majestic Silver Corp.
(USD) 23,930,160 294,101,666
Fortuna Mining Corp.
(USD) * † ‡ 16,511,277 147,941,042
Franco-Nevada Corp. (USD) † 5,033,369 1,121,988,284
K92 Mining, Inc. * † 10,902,146 131,791,071
Kinross Gold Corp. (USD) † 43,604,221 1,083,564,892
Lundin Gold, Inc. 4,655,713 301,714,562
New Gold, Inc. (USD) * ‡ 42,585,386 305,763,071
OceanaGold Corp. ‡ 11,469,738 244,908,665
OR Royalties, Inc. (USD) † 7,921,534 317,495,083
Pan American Silver Corp.
(USD) ‡ 22,226,226 860,821,733
Sandstorm Gold Ltd. (USD) 13,197,841 165,236,969
Seabridge Gold, Inc. (USD) *
† 4,596,219 110,998,689
SSR Mining, Inc. (USD) * ‡ 10,314,671 251,884,266
Torex Gold Resources, Inc. *
† 3,931,453 163,429,094
Wesdome Gold Mines Ltd. *
‡ 8,119,031 126,506,103
10,328,640,688
China : 1.5%
Zhaojin Mining Industry Co.
Ltd. (HKD) † 85,928,500 343,775,925
Underline
Indonesia : 2.5%
Amman Mineral
Internasional PT * 805,585,300 349,182,809
Bumi Resources Minerals
Tbk PT * 3,938,159,600 198,346,277
547,529,086
Number
of Shares Value
Mexico : 3.7%
Fresnillo PLC (GBP) 10,770,985 $ 343,925,545
Industrias Penoles SAB de
CV * 10,923,000 487,684,467
831,610,012
Peru : 1.1%
Cia de Minas Buenaventura
SAA (ADR) 9,964,630 242,439,448
Underline
South Africa : 7.0%
Gold Fields Ltd. (ADR) 27,063,866 1,135,599,817
Harmony Gold Mining Co.
Ltd. (ADR) 22,638,903 410,896,090
1,546,495,907
Turkey : 1.2%
Eldorado Gold Corp. (USD) * 9,147,949 264,284,247
Underline
United Kingdom : 1.6%
Endeavour Mining PLC 8,623,695 360,979,950
Underline
United States : 17.6%
Anglogold Ashanti PLC † 15,484,235 1,089,006,247
Coeur Mining, Inc. * 28,934,805 542,816,942
Hecla Mining Co. 28,987,237 350,745,568
Newmont Corp. 17,727,228 1,494,582,593
Royal Gold, Inc. 2,155,411 432,332,338
3,909,483,688
Total Common Stocks
(Cost: $12,406,180,585) 22,214,958,579
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.2%
Money Market Fund: 0.2%
(Cost: $39,592,504)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 39,592,504 39,592,504
Total Investments: 100.2%
(Cost: $12,445,773,089) 22,254,551,083
Liabilities in excess of other assets: (0.2)% (39,924,087)
NET ASSETS: 100.0% $ 22,214,626,996

VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,245,988,081.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
(a) Rate shown is the 1-day yield as of 09/30/25.
Transactions in and earnings from securities of affiliates for the period ended September 30, 2025 were as follows:
Value
12/31/2024 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2025
Dividend
Income
Alamos Gold, Inc. $–(a) $347,753,373 $(157,351,956) $91,039,349 $173,620,021 $779,780,760 $1,066,246
Equinox Gold Corp. –(a) 256,921,756 (56,593,416) 7,215,754 160,229,763 463,611,174 –
Fortuna Mining
Corp. –(a) 65,535,426 (28,711,168) 8,060,487 46,717,923 147,941,042 –
IAMGOLD Corp. –(a) 149,262,554 (58,296,302) 26,987,086 136,784,236 378,271,029 –
New Gold, Inc. –(a) 136,264,033 (46,405,246) 28,852,278 104,843,333 305,763,072 –
OceanaGold Corp. – 154,521,552 (10,958,456) 6,643,201 94,702,368 244,908,665 209,853
Pan American
Silver Corp. –(a) 445,335,968 (146,707,239) 45,143,725 209,412,918 860,821,733 3,893,804
Ramelius
Resources Ltd. –(a) 169,398,371 (28,584,394) 10,116,411 55,659,496 268,353,314 1,970,683
SSR Mining, Inc. –(a) 105,303,308 (34,611,067) (6,463,473) 128,621,669 251,884,266 –
Wesdome Gold
Mines Ltd. –(a) 55,664,362 (26,387,344) 9,111,935 31,730,171 126,506,103 –
Total
$– $1,885,960,703 $(594,606,588) $226,706,753 $1,142,321,898 $3,827,841,158 $7,140,586
(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.